Sage Ranch (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of sage ranch [Table Text Block]
	December 31, 2024	December 31, 2023 (note 2)	December 31, 2022
Opening balance	$8,336,079	$5,456,419	$1,851,487
Land appraisal & related fees	1,085,359	1,638,531	1,503,239
Water rights	-	1,376,556	1,975,455
Translation adjustment	740,977	(135,427)	126,238
	$10,162,415	$8,336,079	$5,456,419